Barclays PLC parent company balance sheet (Narrative) (Details) € in Millions, ¥ in Millions, £ in Millions, $ in Millions, $ in Millions	3 Months Ended	6 Months Ended							12 Months Ended
	Mar. 31, 2020 GBP (£)	Jun. 30, 2021 GBP (£)	Jun. 30, 2021 EUR (€)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 JPY (¥)	Jun. 30, 2020 GBP (£)	[1]	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Condensed Balance Sheet Statements, Captions [Line Items]
Financial liabilities designated at fair value		£ 264,164							£ 249,765
Issuance of subordinated debt		1,734							1,438
Financial assets at fair value through the income statement		194,421							175,151
Loans and advances to subsidiaries		348,549							342,632
Repurchase of shares		700
Subordinated Liabilities		12,839							16,341	£ 18,156
Debt securities in issue		90,733							75,796
Net increase in debt securities in issue		13,041					£ 24,183
Other reserves		2,856							4,461
Barclays PLC
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in subsidiaries		58,828							58,886
Financial liabilities designated at fair value		12,130							9,507
Financial assets at fair value through the income statement		21,046							17,521
Decrease in loans and advances to related parties		(1,415)
Foreign exchange gain (loss)		(500)
Loans and advances to subsidiaries		23,295							24,710
Repurchase of shares	£ 700
Subordinated Liabilities		9,170							7,724
Debt securities in issue		26,663							28,428
Net increase in debt securities in issue		(2,200)	€ (1,250)
Other reserves		488							394
Barclays PLC | Financial liabilities designated at fair value
Condensed Balance Sheet Statements, Captions [Line Items]
Financial liabilities designated at fair value		12,130							9,507
Barclays PLC | Barclays Bank PLC
Condensed Balance Sheet Statements, Captions [Line Items]
Dividends received		776
Barclays PLC | Barclays Bank PLC | AT1 Securities
Condensed Balance Sheet Statements, Captions [Line Items]
Investment in subsidiaries		10,995							£ 10,995
Barclays PLC | Subordinated Notes | Financial liabilities designated at fair value
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt | $				$ 750
Barclays PLC | Subordinated Notes | Barclays Bank PLC
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of bonds and notes		1,600
Barclays PLC | Subordinated Notes | Fixed interest rate
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt			1,000	$ 1,000
Barclays PLC | Senior Notes | Fixed interest rate | Financial liabilities designated at fair value
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt			€ 1,000			¥ 77,000
Barclays PLC | Senior Debt | Barclays Bank PLC
Condensed Balance Sheet Statements, Captions [Line Items]
Cash receipts from repayment of advances and loans made to related parties		£ 2,200
Barclays PLC | Senior Debt | Floating interest rate | Financial liabilities designated at fair value
Condensed Balance Sheet Statements, Captions [Line Items]
Issuance of subordinated debt | $					$ 600

[1]	H120 comparative figures have been restated to make the condensed cash flow statement more relevant following a review of the disclosure and the accounting policies applied that was undertaken in H220. Amendments, which were first applied in the Barclays PLC Annual Report 2020, have been made to the classification of cash collateral reported within cash and cash equivalents and to the presentation of items within net cash flows from operating and investing activities. Footnotes 2 and 3 below quantify the impact of the changes to the respective cash flow categories in H120 and provide further detail.